Leases - Schedule of Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Leases [Abstract]
Amortization of right-of-use assets	$ 50	$ 72
Interest expense on lease liabilities	22	26	$ 21
Total net lease cost	$ 72	$ 98
Weighted average remaining lease term	11 years 1 month 6 days	14 years 6 months
Weighted average discount rate	4.23%	4.36%